Commitments (Details)	Jun. 30, 2026 USD ($) target	Feb. 28, 2019 USD ($)
Commitments [Line Items]
Commitments to acquire property, plant and equipment	$ 0
Nominated targets under agreement | target	6
Halozyme
Commitments [Line Items]
Outstanding commitment		$ 40,000,000
Future milestone payments		$ 78,000,000
Lonza and Fujifilm | Efgartigimod
Commitments [Line Items]
Outstanding commitment	$ 1,200,000,000